Movement of Uncertain Tax Positions (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)
Schedule of Unrecognized Tax Benefits [Line Items]
Unrecognized tax benefit, beginning balance	$ 10,381	¥ 67,248	$ 1,717,820	¥ 11,127,697	$ 1,542,348	¥ 9,991,022
Gross increases-accrued interest in current period					160,388	1,038,963
Settlements	0	0	0	0	0	0
Reverse due to lapse of statute of limitations	$ (10,381)	¥ (67,248)	(1,729,317)	(11,202,168)
Exchange rate translation			21,878	141,719	15,084	97,712
Unrecognized tax benefit, ending balance			$ 10,381	¥ 67,248	$ 1,717,820	¥ 11,127,697